ACCOUNTING STANDARDS AND BASIS OF PRESENTATION (Policies)	6 Months Ended
Dec. 31, 2022
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Basis of measurement

Basis of measurement

The unaudited interim condensed consolidated financial statements of the Group have been prepared using:

●Going Concern Basis of Accounting, considering the conclusion of the assessment made by the Management about the ability of the Group and its subsidiaries to continue as a going concern, in accordance with the requirements of paragraph 25 of IAS 1, “Presentation of Financial Statements”.
●Accrual Basis of Accounting (except for cash flows information). Under this basis of accounting, the effects of transactions and other events are recognized as they occur, even when there are no cash flows.

Functional currency
a)	Functional currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic market in which the entity operates (i.e., “the functional currency”).

IAS 29 “Financial reporting in hyperinflationary economies” requires that the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether these are based on the historical cost method or the current cost method, be stated in terms of the measuring unit current at the closing date of the reporting period. For such purpose, the inflation produced since the acquisition date or the revaluation date, as applicable, must be computed in non-monetary items. The standard details a series of factors to be considered for concluding whether an economy is hyperinflationary, including, but not limited to, a cumulative inflation rate over a three-year period that approaches or exceeds 100%. The accumulated inflation in three years, as of June 30, 2018, was over 100%. It was for this reason that, in accordance with IAS 29, the Argentine economy was considered as hyperinflationary since July 1, 2018. Consequently, the Group has applied IAS 29 to these financial statements.

In an inflationary period, any entity that maintains an excess of monetary assets over monetary liabilities, will lose purchasing power, and any entity that maintains an excess of monetary liabilities over monetary assets, will gain purchasing power, provided that such items are not subject to an adjustment mechanism.

Briefly, the restatement mechanism of IAS 29 establishes that monetary assets and liabilities will not be restated because they are already expressed in a current unit of measurement at the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements, will be adjusted according to those agreements. Non-monetary items measured at their current values at the end of the reporting period, such as the net realizable value or others, do not need to be restated. The remaining non-monetary assets and liabilities will be restated according to a general price index. The loss or gain for the net monetary position will be included in the net result of the reporting period, listed in a separate line item.

From July 1, 2022 the main Argentinian subsidiaries of the Group have changed their functional currency from Argentine Pesos to United States Dollars as a result of changes in events and conditions relevant to their business operations. These include a macroeconomic context with high inflation and depreciation of the Argentine peso, and inorganic growth at the close of the fiscal year ended June 30, 2022, which led to a global unification of management and commercial strategy whereby integration of the businesses was done by business units, regardless of the legal entities.

The effect of the functional currency change was recorded prospectively as of July 1, 2022, in accordance with IAS 21 The Effects of Changes in Foreign Exchange Rates. As a result, from July 1,2022 there are no longer effects of inflation adjustments for the above- mentioned subsidiaries.

Presentation currency
b)	Presentation currency
The unaudited interim condensed consolidated financial statements of the Group are presented in US Dollars.
Foreign currency
c)	Foreign currency

Transactions entered into by Group entities in a currency other than their functional currency are recorded at the relevant exchange rates as of the date upon which such transactions occur. Foreign currency monetary assets and liabilities are translated at the prevailing exchanges rates as of the final day of each reporting period. Exchange differences arising from the retranslation of unsettled monetary assets and liabilities are recognized immediately in profit or loss, except for foreign currency borrowings qualifying as a hedge of a net investment in a foreign operation for which exchange differences are recognized in other comprehensive income and accumulated in the foreign exchange reserve along with the exchange differences arising from the retranslation of the foreign operation. Upon the disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to such operation up to the date of disposal are transferred to the consolidated statement of profit or loss and other comprehensive income as part of the gain or loss recognized upon such disposal.

Changes in accounting policies

Changes in accounting policies

The accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those adopted for the preparation of the consolidated financial statements as of June 30, 2022.